Debt securities in issue	6 Months Ended
Jun. 30, 2019
Disclosure of debt instruments [abstract]
Debt securities in issue

8 Debt securities in issue

Debt securities in issue relate to debentures and other issued debt securities with either fixed interest rates or interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by ING Group, except for subordinated items. Debt securities in issue do not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on terms other than those available in the normal course of business. The maturities of the debt securities are as follows:

Debt securities in issue – maturities
	30June2019	31December2018
Fixed rate debt securities
Within 1 year	26,134	32,626
More than 1 year but less than 2 years	8,442	7,766
More than 2 years but less than 3 years	13,309	10,267
More than 3 years but less than 4 years	3,185	8,228
More than 4 years but less than 5 years	6,704	6,288
More than 5 years	28,518	20,321
Total fixed rate debt securities	86,292	85,496

Floating rate debt securities
Within 1 year	22,050	22,684
More than 1 year but less than 2 years	4,806	4,134
More than 2 years but less than 3 years	3,219	1,587
More than 3 years but less than 4 years	456	1,234
More than 4 years but less than 5 years	1,451	1,563
More than 5 years	655	3,053
Total floating rate debt securities	32,637	34,255

Total debt securities	118,929	119,751

In the first six months of 2019, the decrease in Debt securities in issue of EUR 0.8 billion is mainly attributable to a decrease in commercial paper of EUR 7.9 billion, reduction in RMBS’s of EUR 2.5 billion and repayments of other Debt securities in issue of EUR 0.9 billion, partially offset by long term maturity bonds issued of EUR 6.5 billion, an increase in certificate of deposits of EUR 1.5 billion and issued covered bonds of EUR 2.5 billion.